United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 03/31/2010

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     4/30/2010
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  1 = Schafer Cullen
Form 13F Information Table Entry Total: 102
Form 13F Information Table Entry Total: 200787
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     5659    67720 SH       Sole                                 67720
                                                                83      990 SH       Defined 01                             990
A F L A C Inc.                 COM              001055102     4949    91162 SH       Sole                                 91162
Abbott Laboratories            COM              002824100      224     4251 SH       Sole                                  4251
Adobe Systems                  COM              00724F101     1048    29630 SH       Sole                                 29630
Alberto Culver                 COM              013068101      526    20121 SH       Sole                                 20121
American Express Company       COM              025816109      988    23948 SH       Sole                                 23948
Apache Corporation             COM              037411105     1046    10310 SH       Sole                                 10310
Aqua America                   COM              03836w103      288    16395 SH       Sole                                 16395
Artesian Resources Corp.  Clas COM              043113208      847    47961 SH       Sole                                 47961
Automatic Data Processing      COM              053015103     4928   110816 SH       Sole                                110816
BP plc                         COM              055622104     1472    25790 SH       Sole                                 25790
                                                                10      180 SH       Defined 01                             180
Berkshire Hathaway Class B     COM              084670207     2632    32385 SH       Sole                                 32385
Best Buy Company, Inc.         COM              086516101     1322    31080 SH       Sole                                 31080
Boeing Co.                     COM              097023105     6248    86045 SH       Sole                                 86045
                                                                11      150 SH       Defined 01                             150
Bristol Myers Squibb Co.       COM              110122108      359    13461 SH       Sole                                 13461
                                                                89     3340 SH       Defined 01                            3340
CBS                            COM              124857202      145    10408 SH       Sole                                 10408
Church and Dwight Company Inc. COM              171340102      289     4315 SH       Sole                                  4315
Colgate Palmolive              COM              194162103     3824    44850 SH       Sole                                 44850
ConocoPhillips                 COM              20825C104      856    16721 SH       Sole                                 16721
                                                                53     1040 SH       Defined 01                            1040
Cooper Industries PLC F        COM              G24182100     4439    92604 SH       Sole                                 92604
Diageo PLC                     COM              25243Q205     3422    50741 SH       Sole                                 50741
                                                                69     1020 SH       Defined 01                            1020
Disney Co.                     COM              254687106     5340   152976 SH       Sole                                152976
                                                                75     2150 SH       Defined 01                            2150
Dow Chemical Co                COM              260543103      556    18790 SH       Sole                                 18790
DuPont                         COM              263534109     4873   130844 SH       Sole                                130844
                                                                10      260 SH       Defined 01                             260
EMC Corp                       COM              268648102     2039   113023 SH       Sole                                113023
Exponent Inc                   COM              30214u102      687    24075 SH       Sole                                 24075
Exxon Mobil Corp.              COM              30231g102     6751   100785 SH       Sole                                100785
FMC Technologies Inc           COM              30249u101     1805    27930 SH       Sole                                 27930
Federal National Mortgage Asso COM              313586109       11    10000 SH       Sole                                 10000
Fedex Corporation              COM              31428X106     6413    68660 SH       Sole                                 68660
                                                                77      820 SH       Defined 01                             820
Fortune Brands Inc.            COM              349631101     1889    38944 SH       Sole                                 38944
Freddie Mac                    COM              313400301       13    10000 SH       Sole                                 10000
General Electric Co.           COM              369604103     4533   249054 SH       Sole                                249054
                                                                 6      350 SH       Defined 01                             350
Glaxo Smithkline PLC ADR       COM              37733W105     3363    87306 SH       Sole                                 87306
                                                                59     1530 SH       Defined 01                            1530
H.J. Heinz Co.                 COM              423074103     2765    60627 SH       Sole                                 60627
                                                                 9      190 SH       Defined 01                             190
Harley Davidson                COM              412822108      326    11620 SH       Sole                                 11620
Hershey Company                COM              427866108      398     9291 SH       Sole                                  9291
Hewlett Packard                COM              428236103      228     4297 SH       Sole                                  4297
                                                                74     1395 SH       Defined 01                            1395
Home Depot, Inc.               COM              437076102     4497   139015 SH       Sole                                139015
Illinois Tool Works Inc        COM              452308109     1915    40431 SH       Sole                                 40431
International Business Machine COM              459200101     7683    59905 SH       Sole                                 59905
Iron Mountain Inc.             COM              462846106      205     7487 SH       Sole                                  7487
J P Morgan Chase & Co.         COM              46625h100     5552   124058 SH       Sole                                124058
                                                                73     1640 SH       Defined 01                            1640
Johnson & Johnson, Inc.        COM              478160104     7824   120004 SH       Sole                                120004
                                                                72     1110 SH       Defined 01                            1110
Kimberly Clarke Corp           COM              494368103      462     7354 SH       Sole                                  7354
                                                                79     1260 SH       Defined 01                            1260
Laboratory Corp Amer Hldg      COM              50540R409     2378    31415 SH       Sole                                 31415
Limited Brands Inc.            COM              532716107      421    17080 SH       Sole                                 17080
Logitech Intl S A New F        COM              h50430232      306    18725 SH       Sole                                 18725
Mc Donalds Corp.               COM              580135101     4092    61337 SH       Sole                                 61337
McAfee, Inc                    COM              579064106     1181    29435 SH       Sole                                 29435
McCormick & Co.                COM              579780206     3850   100353 SH       Sole                                100353
Medtronic Inc.                 COM              585055106     2321    51535 SH       Sole                                 51535
Merck & Company Inc. New       COM              589331107      386    10345 SH       Sole                                 10345
Microsoft                      COM              594918104     7567   258379 SH       Sole                                258379
                                                                 3      110 SH       Defined 01                             110
Pepsico Inc                    COM              713448108     5643    85289 SH       Sole                                 85289
Pfizer                         COM              717081103     1577    91945 SH       Sole                                 91945
Pinnacle West Capital Corp     COM              723484101      846    22424 SH       Sole                                 22424
Procter & Gamble               COM              742718109     4163    65790 SH       Sole                                 65790
Progressive Corp               COM              743315103     1152    60331 SH       Sole                                 60331
RPM Inc.                       COM              749685103     6231   292003 SH       Sole                                292003
Resmed Inc.                    COM              761152107      416     6535 SH       Sole                                  6535
Reynolds American Inc.         COM              761713106      593    10985 SH       Sole                                 10985
Shaw Group Inc                 COM              820280105     2256    65530 SH       Sole                                 65530
South Jersey Industries        COM              838518108     3114    74160 SH       Sole                                 74160
Southern Company               COM              842587107     5556   167545 SH       Sole                                167545
Stryker Corp.                  COM              863667101     2953    51610 SH       Sole                                 51610
Tiffany & Co.                  COM              886547108      550    11575 SH       Sole                                 11575
UGI Corp                       COM              902681105     1648    62105 SH       Sole                                 62105
Under Armour Inc. Class A      COM              904311107     1209    41105 SH       Sole                                 41105
Unilever NV New York           COM              904784709      138     4578 SH       Sole                                  4578
                                                                77     2540 SH       Defined 01                            2540
Unitedhealth Group Inc.        COM              91324P102      688    21058 SH       Sole                                 21058
Valley National Bancorp        COM              919794107     2821   183511 SH       Sole                                183511
Verizon Communications         COM              92343v104     4248   136945 SH       Sole                                136945
                                                                65     2100 SH       Defined 01                            2100
Viacom Class B                 COM              92553p201      259     7535 SH       Sole                                  7535
Wal Mart                       COM              931142103     1261    22685 SH       Sole                                 22685
General Growth Properties      COM                             187    11642 SH       Sole                                 11642
UMH Properties Inc.            COM              903002103      488    59740 SH       Sole                                 59740
Washington Real Estate Investm COM              939653101     3968   129871 SH       Sole                                129871
IShares Barclays Tips Bond Fun 1-3 YR TRS Bd    464287176     3956    38073 SH       Sole                                 38073
Vanguard Bd Ind Fd Intermediat 1-3 YR TRS Bd    921937819      775     9655 SH       Sole                                  9655
Vanguard Bd Index Fd Short Ter 1-3 YR TRS Bd    921937827      560     7000 SH       Sole                                  7000
IShares MSCI South Korea Index STK IDX          464286772      209     4180 SH       Sole                                  4180
IShares S&P US Preferred Stock STK IDX          464288687     4188   108156 SH       Sole                                 108156